General information, corporate reorganization and initial public offering (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Feb. 05, 2018	Jan. 19, 2018	Dec. 22, 2016	Dec. 31, 2018	Feb. 02, 2018	Dec. 31, 2017	Dec. 31, 2016
Corporate Reorganization [Line Items]
Fai value of contribution in shares			$ 1,506,867
Nominal value of issued capital				$ 160,022		$ 1,500,000	$ 20
Nominal value of shares authorised				$ 1			$ 1
Number of shares outstanding				1,500,000,000
Par value per share				$ 1			$ 1
Non-distributable reserve				$ 1,351,883
Initial Public Offering				195,601
Initial Public Offering
Corporate Reorganization [Line Items]
Nominal value of shares authorised		$ 1.00
Stock Split Conversion Ratio		1-to-10.12709504
Number of shares outstanding		148,117,500
Par value per share		$ 1.00
Common shares offering under Initial Public Offering					16,666,667
Number of common shares fully subscribed					11,904,762
Initial public offering price per common share					$ 17
Number of capital share issue					160,022,262
Initial Public Offering	$ 160,022,262
ACI Airports International S.a. r.l.
Corporate Reorganization [Line Items]
Value of eliminated shares				20
Free distributable reserves				$ 1,499,900